Note 21 - Borrowings - Borrowings by Currency and Rate (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 11,399	$ 48,304
Borrowings	425,999	535,133
United States of America, Dollars | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	9,173	111,654
United States of America, Dollars | Floating interest rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings		20,000
Borrowings	260,866	221,008
Brazil, Brazil Real | Floating interest rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings		39,947
Saudi Arabia, Riyals | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	9,903	23,803
Borrowings	130,113	110,923
Saudi Arabia, Riyals | Floating interest rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	1,496	4,501
Borrowings	3,018	3,035
Euro Member Countries, Euro | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	14,278	25,104
Argentina, Pesos | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 8,551	$ 23,462